Financial Risk Management	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Financial Risk Management
34.	Financial Risk Management

(1)	Financial risk management
The Group is exposed to market risk, credit risk and liquidity risk. Market risk refers to the risk of fluctuations in market variables such as foreign exchange rates, interest rates and the prices of financial instruments. The Group has established a risk management framework to monitor and manage these risks on an ongoing basis.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, long-term investment securities, accounts receivable – trade and other, etc. Financial liabilities consist of accounts payable – other and others, borrowings, debentures, lease liabilities and others.

1)	Market risk

(i)	Currency risk
The Group is exposed to foreign currency risk arising from revenues and expenses denominated in foreign currencies in the course of its global operations. The primary foreign currencies in which such risk arises are the USD, EUR and others. The Group establishes its currency risk management policy by considering the nature of each business and the availability of hedging or risk-mitigating strategies for each Group entity. The Group regularly monitors, evaluates, and manages its foreign currency exposures through established risk management processes for receivables and payables denominated in foreign currencies. Currency risk arises from both forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity.
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2025 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	106,150	₩	152,314	1,021,242	₩	1,465,380
EUR	6,031		10,168	1		1
Others	—		1,071	—		14,504

		₩	163,553		₩	1,479,885

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency debentures. (See note 21)
As of December 31, 2025, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s profit before income tax and equity as follows:

(In millions of won)
	Profit before income tax					Equity
	If increased by 10%		If decreased by 10%	If increased by 10%		If decreased by 10%
USD	₩	11,616	(11,616)	₩	8,541	(8,541)
EUR		1,017	(1,017)		748	(748)
Others		(1,343)	1,343		(987)	987

	₩	11,290	(11,290)	₩	8,302	(8,302)

The Group is exposed to interest rate risk arising from its borrowings, debentures and long-term payables – other. As the Group’s interest-bearing assets are predominantly fixed-rate instruments, changes in market interest rates do not have a significant impact on the Group’s revenue or operating cash flows.
The Group conducts various analyses to manage interest rate risk and optimize its financing structure. To mitigate the impact of interest rate fluctuations, the Group employs a range of strategies, including refinancing, renewing existing borrowings, alternative financing arrangements and hedging.
As of December 31, 2025, the par values of floating-rate borrowings and debentures amount to ₩200,000 million and W430,470 million, respectively. The Group has entered into interest rate swaps to hedge interest rate risk related to the floating-rate borrowings and debentures. Therefore, changes in interest rates on the underlying floating-rate borrowings and debentures would not have affected profit before income tax for the year ended December 31, 2025. (See note 21)
As of December 31, 2025, the per values of floating-rate long-term payables – other amount to ₩551,925 million. Assuming all other variables remain constant, the impact of changes in the interest rate of long-term payables – other by 1%p on profit before income tax and equity for the year ended December 31, 2025 is as follows.
(In millions of won)

Profit before income tax		Equity
If increased by 1%p	If decreased by 1%p	If increased by 1%p	If decreased by 1%p
₩ (5,519)	5,519	₩ (4,058)	4,058

(iii)	Price fluctuation risk
As of December 31, 2025, the Group holds equity instruments that are traded in an active market and is therefore exposed to the risk of fluctuations in market prices. Assuming all other variables remain constant, the impact of changes in per-share
stock price of the equity securities on profit before income tax and equity for the year ended December 31, 2025 is as follows.
(In millions of won)

Profit before income tax				Equity
If increased by 10%		If decreased by 10%		If increased by 10%		If decreased by 10%
₩	—	₩	—	₩	71,077	(71,077)

2)	Credit risk
Maximum credit exposure as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Cash and cash equivalents(*)	₩	1,489,850	2,023,543
Financial instruments(*)		151,796	324,263
Accounts receivable – trade(*)		1,926,903	2,000,382
Long-term investment securities		2,651	2,205
Contract assets		188,609	136,737
Loans and other receivables(*)		872,412	920,977
Derivative financial assets		310,146	341,108

	₩	4,942,367	5,749,215

(*)	Amounts reclassified as assets held for sale as of December 31, 2025 and 2024 are not included.
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its co ntr
actual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty by considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.

(i)	Accounts receivable – trade and contract assets
The Group recognizes a loss allowance for accounts receivable – trade and contract assets. The allowance consists of a specific component for individually significant exposures and a collective component for groups of similar assets where credit losses are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance for the year ended December 31, 2025 are included in note 6.

(ii)	Debt investments
Credit risk arises from debt investments included in financial instruments of ₩151,796 million, loans and other receivables of ₩872,412 million, and long-term investment securities of ₩2,651 million. To limit the exposure to this risk, the Group transacts only with financial institutions whose credit ratings are assessed as low credit risk.
Most of the Group’s debt investments are assessed to have a low risk of default and the counterparties are considered to have a strong capacity to meet their contractual cash flow obligations in the near term. Accordingly, the Group measures the loss allowance for these debt investments at an amount equal to
12-month
expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group measures the loss allowance at an amount equal to lifetime expected credit losses when the credit risk of a debt investments is assessed to have increased significantly since initial recognition (presumed when it is more than 30 days past due).

The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2025 are as follows.

(In millions of won)
			Financial assets at amortized cost
	Financial assets at FVTPL		12-month ECL	Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired
Gross amount	₩	205,614	812,203	10,342	39,013
Loss allowance		—	(2,262)	(3,330)	(34,721)

Carrying amount	₩	205,614	809,941	7,012	4,292

Changes in loss allowance for debt investments for the year ended December 31, 2025 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL – not credit impaired	Lifetime ECL – credit impaired	Total
December 31, 2024	₩	3,343	4,004	60,238	67,585
Remeasurement of loss allowance, net		2,249	227	806	3,282
Transfer to lifetime ECL – not credit impaired		(3,330)	3,330	—	—
Transfer to lifetime ECL – credit impaired		—	(4,231)	4,231	—
Amounts written off		—	—	(30,685)	(30,685)
Recovery of amounts written off		—	—	633	633
Reclassified as assets held for sale		—	—	(502)	(502)

December 31, 2025	₩	2,262	3,330	34,721	40,313

(iii)	Cash and cash equivalents
As of December 31, 2025, the Group deposited ₩1,489,850 million of cash and cash equivalents (₩2,023,543 million as of December 31, 2024) with banks and financial institutions that maintain credit ratings above a specified threshold. The impairment on cash and cash equivalents was measured using a
12-month
expected credit loss model, taking into account the short-term nature of the exposure. Based on an assessment of the counterparties’ external credit ratings, the credit risk associated with these balances is considered to be low.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it maintains sufficient cash and cash equivalents and secures adequate liquidity through various committed credit lines at all times. The Group maintains sufficient liquidity based on its cash-generating capacity from operating activities and available credit facilities.
Contractual maturities of financial liabilities as of December 31, 2025 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable - trade	₩	110,867	110,867	110,867	—	—
Borrowings(*1)		633,125	653,644	347,513	306,131	—
Debentures(*1)		8,213,904	9,326,506	1,199,268	6,022,173	2,105,065
Lease liabilities		1,525,798	1,776,311	420,054	1,037,114	319,143
Accounts payable – other and others(*1,2)		3,506,048	3,524,280	3,323,502	200,778	—

	₩	13,989,742	15,391,608	5,401,204	7,566,196	2,424,208

(*1)	The contractual cash flow includes interest payables.

(*2)
The Group’s accounts payable – other and others includes amounts settled through supplier finance arrangements. The Group pays the amounts within the normal operating cycle, and no collateral is provided in connection with the agreements. As the payment terms have not been substantially modified, the related balances are classified as accounts payable – other and presented as operating cash flows in the statements of cash flows. Accounts payable – other and others relating to the supplier finance arrangements amount to ₩240,565 million as of December 31, 2025, which equals the amounts already received by the suppliers from the finance provider.

The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or in significantly different amounts.
As of December 31, 2025, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years
Assets	₩	201,262	207,405	22,033	185,372
Liabilities		(621)	(627)	(627)	—

(2)	Capital management
The Group manages its capital to ensure its ability to continue as a going concern while seeking to maximize shareholder returns through the optimization of its debt and equity structure. The overall capital management strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2024.

The Group monitors its
debt-to-equity
ratio as a key indicator of capital management. This ratio is calculated as total liabilities divided by total equity, based on the amounts presented in the consolidated financial statements.
Debt-to-equity
ratio as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Total liabilities	₩	17,152,491	18,687,621
Total equity		12,955,292	11,827,634

Debt-to-equity ratios		132.40%	158.00%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2025 are as follows:

(In millions of won)
	December 31, 2025
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	1,167,553	—	896,085	271,468	1,167,553
Derivative hedging instruments		201,262	—	201,262	—	201,262
FVOCI		3,025,988	966,666	—	2,059,322	3,025,988

	₩	4,394,803	966,666	1,097,347	2,330,790	4,394,803

Financial liabilities that are measured at fair value:
FVTPL		5,782	—	26	5,756	5,782
Derivative hedging instruments		621	—	621	—	621

	₩	6,403	—	647	5,756	6,403

Financial liabilities that are not measured at fair value:
Borrowings	₩	633,125	—	634,241	—	634,241
Debentures		8,213,904	—	8,183,670	—	8,183,670
Long-term payables – other		547,961	—	553,807	—	553,807

	₩	9,394,990	—	9,371,718	—	9,371,718

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2024 are as follows:

(In millions of won)	December 31, 2024
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	₩	748,582	—	539,481	209,101	748,582
Derivative hedging instruments		270,797	—	270,797	—	270,797
FVOCI		1,739,133	1,088,578	171,967	478,588	1,739,133

	₩	2,758,512	1,088,578	982,245	687,689	2,758,512

Financial liabilities that are measured at fair value:
FVTPL		2,689	—	—	2,689	2,689
Derivative hedging instruments		748	—	748	—	748

	₩	3,437	—	748	2,689	3,437

Financial liabilities that are not measured at fair value:
Borrowings	₩	615,600	—	619,325	—	619,325
Debentures		8,511,280	—	8,582,255	—	8,582,255
Long-term payables – other		907,720	—	930,604	—	930,604

	₩	10,034,600	—	10,132,184	—	10,132,184

Interest rates used by the Group for the fair value measurement as of December 31, 2025 are as follows:

Interest rate
Derivative instruments	1.52% ~ 17.92%
Borrowings and debentures	3.06% ~ 3.45%
Long-term payables – other	2.95% ~ 3.16%
The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI) is measured based on the bid price at the end of the reporting date.

The Group uses various valuation methods and inputs for determination of fair value of financial instruments that are not traded in an active market. The valuation techniques and inputs used for recurring and non-recurring
fair value measurements classified within Level 2 and Level 3 of the fair value hierarchy by the Group are as follows:

	Level	Valuation methods	Inputs
Financial assets at FVPL	2	Market approach, Discounted cash flow model	Discount rate
	3	Binominal option pricing model	Discount rate, Underlying asset price, Volatility
Financial assets at FVOCI	3	Market approach, Monte Caro simulation model	Comparable transaction price, Expected maturity, Volatility, Discount rate
Derivative hedging instruments	2	Discounted cash flow model	Discount rate
Financial liabilities at FVPL	2	Discounted cash flow model	Discount rate
	3	Binominal option pricing model	Discount rate, Underlying asset price, Volatility

3)
There have been no transfers between Level 1 and Level 2 for the year ended December 31, 2025. The changes of financial assets and liabilities classified as Level 3 for the year ended December 31, 2025 are as follows:

(In millions of won)
	Balance as of January 1, 2025	Gain (loss) for the year	OCI	Acquisition	Disposal	Transfer(*)	Balance as of December 31, 2025
Financial assets
FVTPL	₩ 209,101	44,599	(1,271)	27,312	(20,591)	12,319	271,469
FVOCI	478,588	—	1,348,399	1,424	(49,468)	280,379	2,059,322

	₩687,689	44,599	1,347,128	28,736	(70,059)	292,698	2,330,791

Financial liabilities
FVTPL	₩(2,689)	(204)	—	(13,279)	10,416	—	(5,756)

(*)	Transfer includes amounts transferred between levels in the fair value hierarchy due to changes in the availability of observable market inputs for the financial instruments.

F-10
8
Table of Contents
SK TELECOM CO., LTD. and Subsidiaries
Notes to the Consolidated Financial Statements
For the years ended December 31, 2025, 2024 and 2023

34.	Financial Risk Management, Continued

(4)	Enforceable master netting agreement or similar agreement
Carrying amounts of financial instruments recognized to which offset agreements are applicable as of December 31, 2025 and 2024 are as follows:

(In millions of won)	December 31, 2025
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	222,477	(209,487)	12,990
Financial liabilities:
Accounts payable – other and others	₩	213,881	(209,487)	4,394

(In millions of won)	December 31, 2024
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the consolidated statements of financial position
Financial assets:
Accounts receivable – trade and others	₩	186,284	(174,372)	11,912
Financial liabilities:
Accounts payable – other and others	₩	180,323	(174,372)	5,951